Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 289
Cost of revenues	287
Gross Profit	2
Research and development expenses	3,638	3,270
General and administrative expenses	3,150	2,182
Sales and marketing expenses	442	349
Other expenses	7	5
Operating loss	7,235	5,806
Interest income from deposits	(37)	(83)
Finance expenses (income), net	(800)	517
Loss before tax	6,398	6,240
Taxes on income
Total comprehensive and net loss	$ 6,398	$ 6,240
Net loss per ordinary share, basic (in Dollars per share)	$ (0.24)	$ (0.38)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.24)	$ (0.38)
Weighted average number of ordinary shares (in Shares)	26,782,603	16,628,582